Loans and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at July 31, 2021 and October 31, 2020. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)	July 31, 2021				October 31, 2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	2	-	-	2	1	-	-	1
Very low	91,813	417	-	92,230	79,295	429	-	79,724
Low	22,578	2,605	-	25,183	24,490	2,481	-	26,971
Medium	11,544	3,475	-	15,019	11,560	6,461	-	18,021
High	112	303	-	415	172	446	-	618
Not rated	1,088	53	-	1,141	1,132	148	-	1,280
Impaired	-	-	384	384	-	-	409	409
Allowance for credit losses	51	37	13	101	51	75	16	142
Carrying amount	127,086	6,816	371	134,273	116,599	9,890	393	126,882
Loans: Consumer instalment and other personal
Exceptionally low	1,468	28	-	1,496	1,550	31	-	1,581
Very low	29,735	28	-	29,763	26,645	37	-	26,682
Low	23,142	505	-	23,647	20,935	585	-	21,520
Medium	10,953	3,769	-	14,722	10,324	4,334	-	14,658
High	465	1,288	-	1,753	429	1,470	-	1,899
Not rated	3,363	49	-	3,412	3,372	96	-	3,468
Impaired	-	-	299	299	-	-	340	340
Allowance for credit losses	127	362	98	587	134	429	105	668
Carrying amount	68,999	5,305	201	74,505	63,121	6,124	235	69,480
Loans: Credit cards (1)
Exceptionally low	2,468	-	-	2,468	2,252	-	-	2,252
Very low	412	1	-	413	1,106	15	-	1,121
Low	1,636	136	-	1,772	899	148	-	1,047
Medium	1,649	725	-	2,374	1,611	899	-	2,510
High	60	297	-	357	58	377	-	435
Not rated	482	-	-	482	524	-	-	524
Impaired	-	-	-	-	-	-	-	-
Allowance for credit losses	60	233	-	293	61	272	-	333
Carrying amount	6,647	926	-	7,573	6,389	1,167	-	7,556
Loans: Business and government (2)
Acceptable
Investment grade	146,024	1,515	-	147,539	129,100	3,242	-	132,342
Sub-investment grade	82,986	16,173	-	99,159	85,197	30,106	-	115,303
Watchlist	-	6,926	-	6,926	-	8,621	-	8,621
Impaired	-	-	1,747	1,747	-	-	2,889	2,889
Allowance for credit losses	584	832	427	1,843	510	1,044	606	2,160
Carrying amount	228,426	23,782	1,320	253,528	213,787	40,925	2,283	256,995
Commitments and financial guarantee contracts
Acceptable
Investment grade	148,061	1,024	-	149,085	138,141	1,628	-	139,769
Sub-investment grade	44,769	10,139	-	54,908	41,650	20,421	-	62,071
Watchlist	-	2,979	-	2,979	-	4,861	-	4,861
Impaired	-	-	792	792	-	-	1,261	1,261
Allowance for credit losses	209	191	24	424	211	288	12	511
Carrying amount (3)(4)	192,621	13,951	768	207,340	179,580	26,622	1,249	207,451

(1)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(2)	Includes customers’ liability under acceptances.
(3)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(4)	Certain commercial borrower commitments are conditional and may include recourse with other parties.

Summary of Continuity in Loss Allowance by Each Product Type
The following tables show the continuity in the loss allowance by product type for the three and nine months ended July 31, 2021 and July 31, 2020. Transfers represent the amount of expected credit loss (ECL) that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, and changes in economic forecasts and credit quality. Model changes includes new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	July 31, 2021				July 31, 2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	60	53	22	135	29	37	27	93
Transfer to Stage 1	14	(13)	(1)	-	8	(7)	(1)	-
Transfer to Stage 2	(1)	3	(2)	-	(1)	4	(3)	-
Transfer to Stage 3	-	(2)	2	-	-	(1)	1	-
Net remeasurement of loss allowance	(35)	-	3	(32)	27	30	10	67
Loan originations	15	-	-	15	4	-	-	4
Derecognitions and maturities	(2)	(3)	-	(5)	-	(2)	-	(2)
Model changes	-	-	-	-	(1)	(3)	-	(4)
Total Provision for Credit Losses (PCL) (1)	(9)	(15)	2	(22)	37	21	7	65
Write-offs (2)	-	-	(3)	(3)	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	4	4	-	-	2	2
Foreign exchange and other	-	-	(3)	(3)	(1)	-	(6)	(7)
Balance as at end of period	51	38	22	111	65	58	27	150
Loans: Consumer instalment and other personal
Balance as at beginning of period	141	401	101	643	116	407	125	648
Transfer to Stage 1	58	(56)	(2)	-	59	(57)	(2)	-
Transfer to Stage 2	(5)	16	(11)	-	(10)	21	(11)	-
Transfer to Stage 3	(3)	(24)	27	-	(1)	(27)	28	-
Net remeasurement of loss allowance	(64)	60	18	14	(50)	103	56	109
Loan originations	23	-	-	23	9	-	-	9
Derecognitions and maturities	(8)	(13)	-	(21)	(4)	(9)	-	(13)
Model changes	-	-	-	-	11	8	-	19
Total PCL (1)	1	(17)	32	16	14	39	71	124
Write-offs (2)	-	-	(55)	(55)	-	-	(81)	(81)
Recoveries of previous write-offs	-	-	24	24	-	-	22	22
Foreign exchange and other	-	2	(4)	(2)	(3)	(3)	(10)	(16)
Balance as at end of period	142	386	98	626	127	443	127	697
Loans: Credit cards
Balance as at beginning of period	106	284	-	390	115	319	-	434
Transfer to Stage 1	42	(42)	-	-	50	(50)	-	-
Transfer to Stage 2	(6)	6	-	-	(9)	9	-	-
Transfer to Stage 3	-	(47)	47	-	-	(48)	48	-
Net remeasurement of loss allowance	(39)	84	2	47	(44)	105	20	81
Loan originations	11	-	-	11	5	-	-	5
Derecognitions and maturities	(3)	(7)	-	(10)	(1)	(7)	-	(8)
Model changes	-	-	-	-	(1)	(10)	-	(11)
Total PCL (1)	5	(6)	49	48	-	(1)	68	67
Write-offs (2)	-	-	(70)	(70)	-	-	(80)	(80)
Recoveries of previous write-offs	-	-	26	26	-	-	19	19
Foreign exchange and other	(1)	(1)	(5)	(7)	(3)	(1)	(7)	(11)
Balance as at end of period	110	277	-	387	112	317	-	429
Loans: Business and government
Balance as at beginning of period	689	1,075	541	2,305	580	795	586	1,961
Transfer to Stage 1	114	(113)	(1)	-	45	(45)	-	-
Transfer to Stage 2	(23)	63	(40)	-	(65)	66	(1)	-
Transfer to Stage 3	-	(17)	17	-	(4)	(163)	167	-
Net remeasurement of loss allowance	(112)	13	12	(87)	145	510	134	789
Loan originations	87	-	-	87	53	-	-	53
Derecognitions and maturities	(36)	(72)	-	(108)	(21)	(36)	-	(57)
Model changes	-	-	-	-	(7)	(4)	-	(11)
Total PCL (1)	30	(126)	(12)	(108)	146	328	300	774
Write-offs (2)	-	-	(101)	(101)	-	-	(300)	(300)
Recoveries of previous write-offs	-	-	13	13	-	-	37	37
Foreign exchange and other	9	5	1	15	(5)	10	(46)	(41)
Balance as at end of period	728	954	442	2,124	721	1,133	577	2,431
Total as at end of period	1,031	1,655	562	3,248	1,025	1,951	731	3,707
Comprised of: Loans	822	1,464	538	2,824	813	1,719	719	3,251
Other credit instruments (3)	209	191	24	424	212	232	12	456

(1)	Excludes PCL on other assets of $(4) million for the three months ended July 31, 2021 ($24 million for the three months ended July 31, 2020).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the nine months ended	July 31, 2021				July 31, 2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	51	75	26	152	15	33	38	86
Transfer to Stage 1	48	(39)	(9)	-	19	(17)	(2)	-
Transfer to Stage 2	(3)	20	(17)	-	(2)	7	(5)	-
Transfer to Stage 3	-	(11)	11	-	-	(4)	4	-
Net remeasurement of loss allowance	(68)	5	29	(34)	29	47	17	93
Loan originations	28	-	-	28	8	-	-	8
Derecognitions and maturities	(5)	(10)	-	(15)	(1)	(4)	-	(5)
Model changes	-	-	-	-	(3)	(5)	-	(8)
Total PCL (1)	-	(35)	14	(21)	50	24	14	88
Write-offs (2)	-	-	(9)	(9)	-	-	(9)	(9)
Recoveries of previous write-offs	-	-	8	8	-	-	6	6
Foreign exchange and other	-	(2)	(17)	(19)	-	1	(22)	(21)
Balance as at end of period	51	38	22	111	65	58	27	150
Loans: Consumer instalment and other personal
Balance as at beginning of period	148	454	105	707	89	333	136	558
Transfer to Stage 1	175	(168)	(7)	-	138	(131)	(7)	-
Transfer to Stage 2	(21)	50	(29)	-	(20)	66	(46)	-
Transfer to Stage 3	(6)	(76)	82	-	(3)	(79)	82	-
Net remeasurement of loss allowance	(197)	169	77	49	(112)	247	162	297
Loan originations	66	-	-	66	32	-	-	32
Derecognitions and maturities	(21)	(37)	-	(58)	(12)	(27)	-	(39)
Model changes	-	-	-	-	16	33	-	49
Total PCL (1)	(4)	(62)	123	57	39	109	191	339
Write-offs (2)	-	-	(184)	(184)	-	-	(248)	(248)
Recoveries of previous write-offs	-	-	70	70	-	-	64	64
Foreign exchange and other	(2)	(6)	(16)	(24)	(1)	1	(16)	(16)
Balance as at end of period	142	386	98	626	127	443	127	697
Loans: Credit cards
Balance as at beginning of period	110	321	-	431	80	225	-	305
Transfer to Stage 1	141	(141)	-	-	107	(107)	-	-
Transfer to Stage 2	(21)	21	-	-	(25)	25	-	-
Transfer to Stage 3	(1)	(134)	135	-	(1)	(129)	130	-
Net remeasurement of loss allowance	(139)	234	22	117	(57)	332	68	343
Loan originations	28	-	-	28	13	-	-	13
Derecognitions and maturities	(6)	(22)	-	(28)	(3)	(19)	-	(22)
Model changes	-	-	-	-	(1)	(10)	-	(11)
Total PCL (1)	2	(42)	157	117	33	92	198	323
Write-offs (2)	-	-	(212)	(212)	-	-	(257)	(257)
Recoveries of previous write-offs	-	-	73	73	-	-	66	66
Foreign exchange and other	(2)	(2)	(18)	(22)	(1)	-	(7)	(8)
Balance as at end of period	110	277	-	387	112	317	-	429
Loans: Business and government
Balance as at beginning of period	658	1,258	608	2,524	338	496	311	1,145
Transfer to Stage 1	385	(380)	(5)	-	109	(102)	(7)	-
Transfer to Stage 2	(86)	138	(52)	-	(118)	121	(3)	-
Transfer to Stage 3	(2)	(83)	85	-	(6)	(226)	232	-
Net remeasurement of loss allowance	(327)	268	119	60	321	883	558	1,762
Loan originations	232	-	-	232	153	-	-	153
Derecognitions and maturities	(102)	(165)	-	(267)	(63)	(86)	-	(149)
Model changes	(5)	(19)	-	(24)	(30)	8	-	(22)
Total PCL (1)	95	(241)	147	1	366	598	780	1,744
Write-offs (2)	-	-	(285)	(285)	-	-	(516)	(516)
Recoveries of previous write-offs	-	-	40	40	-	-	60	60
Foreign exchange and other	(25)	(63)	(68)	(156)	17	39	(58)	(2)
Balance as at end of period	728	954	442	2,124	721	1,133	577	2,431
Total as at end of period	1,031	1,655	562	3,248	1,025	1,951	731	3,707
Comprised of: Loans	822	1,464	538	2,824	813	1,719	719	3,251
Other credit instruments (3)	209	191	24	424	212	232	12	456

(1)	Excludes PCL on other assets of $(8) million for the nine months ended July 31, 2021 ($27 million for the nine months ended July 31, 2020).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region
Loans and allowance for credit losses by geographic region as at July 31, 2021 and October 31, 2020 are as follows:

(Canadian $ in millions)	July 31, 2021				October 31, 2020
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net a mount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net a mount
By geographic region (1):
Canada	293,558	352	1,269	291,937	276,975	303	1,323	275,349
United States	156,332	186	996	155,150	161,725	410	1,225	160,090
Other countries	8,550	-	21	8,529	12,023	14	28	11,981
Total	458,440	538	2,286	455,616	450,723	727	2,576	447,420

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $24 million for other credit instruments, which is included in other liabilities ($12 million as at October 31, 2020).
(3)	Excludes allowance for credit losses on performing loans of $400 million for other credit instruments, which is included in other liabilities ($499 million as at October 31, 2020).
Certain comparative figures have been reclassified to conform with the current period’s presentation.

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at July 31, 2021 and October 31, 2020 are as follows:

(Canadian $ in millions)			July 31, 2021			October 31, 2020
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	384	13	371	409	16	393
Consumer instalment and other personal	299	98	201	340	105	235
Business and government (1)	1,747	427	1,320	2,889	606	2,283
Total	2,430	538	1,892	3,638	727	2,911
By geographic region (2):
Canada	1,207	352	855	1,343	303	1,040
United States	1,223	186	1,037	2,211	410	1,801
Other countries	-	-	-	84	14	70
Total	2,430	538	1,892	3,638	727	2,911

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4)	Excludes allowance for credit losses on impaired loans of $24 million for other credit instruments, which is included in other liabilities ($12 million as at October 31, 2020).

Summary of Loans that are Past Due but not Classified as Impaired	The following table presents loans that are past due but not classified as impaired as at July 31, 2021 and October 31, 2020.

(Canadian $ in millions)	July 31, 2021			October 31, 2020
	30 to 89 days	90 days or more	Total	30 to 89 days	90 days or more	Total
Residential mortgages	341	16	357	543	43	586
Credit card, consumer instalment and other personal	317	64	381	345	65	410
Business and government	219	32	251	330	22	352
Total	877	112	989	1,218	130	1,348
 Fully secured loans with amounts past due between 90 and 180 days that we have not classified as impaired totalled $42 million and $53 million as at July 31, 2021 and October 31, 2020, respectively.

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period	The following table shows certain key economic variables used to estimate the allowance on performing loans during the forecast period. This table is typically provided on an annual basis; however, given the continued level of uncertainty in the forward-looking information due to the impact of
COVID-19,
the disclosures have been provided as an update to the information in Note 4 of our annual consolidated financial statements for the year ended October 31, 2020. The values shown represent the national annual average levels or growth rates for the next 12 months and subsequent 12 months following each reporting period for all scenarios. While the values disclosed below are national variables, we use regional variables in our underlying models where appropriate.

	As at July 31, 2021						As at October 31, 2020
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	First 12 months	Second 12 months	First 12 months	Second 12 months	First 12 months	Second 12 months	First 12 months	Second 12 months	First 12 months	Second 12 months	First 12 months	Second 12 months
Real GDP growth rates (1)
Canada	9.6%	5.5%	7.3%	3.9%	0.7%	(1.1)%	3.7%	6.4%	1.8%	4.2%	(4.4)%	(1.1)%
United States	10.9%	4.6%	8.7%	3.3%	0.1%	(1.1)%	1.6%	6.0%	(0.4)%	4.0%	(5.1)%	(1.2)%
Corporate BBB 10-year spread
Canada	1.5%	1.9%	1.9%	2.2%	3.6%	4.4%	1.8%	1.9%	2.2%	2.2%	3.6%	4.5%
United States	1.0%	1.2%	1.3%	1.6%	4.2%	4.5%	1.7%	1.7%	2.0%	2.0%	3.9%	4.1%
Unemployment rates
Canada	5.9%	4.8%	7.1%	5.8%	11.2%	13.1%	7.4%	6.1%	8.9%	7.5%	12.7%	13.9%
United States	4.3%	3.2%	4.9%	3.7%	9.1%	11.6%	6.4%	4.8%	8.0%	6.0%	11.5%	12.8%
Housing Price Index (1)
Canada (2)	24.0%	10.9%	20.9%	6.0%	(8.6)%	(18.0)%	10.3%	7.7%	7.2%	2.8%	(1.2)%	(8.7)%
United States (3)	13.8%	7.0%	11.5%	4.5%	(7.4)%	(15.5)%	4.6%	4.5%	2.4%	2.1%	(2.4)%	(6.2)%

(1)	Real gross domestic product and housing price index are year-over-year growth rates.
(2)	In Canada, we use the HPI Benchmark Composite.
(3)	In the United States, we use the National Case-Shiller House Price Index.